LONG-TERM DEBT AND NOTES PAYABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012; collateralized by a certificate of deposit owned by a shareholder; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt. Line was paid off after the June 2012 offering.	$ 0	$ 1,165,000
Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	236,110	242,964
18% convertible notes payable; interest payable quarterly; due on the six-month anniversary of the date issued; convertible under the same terms as the subsequent capital raised in connection with a public offering of the Company's securities	0	1,625,000
Current maturities of long-term debt and notes payable	236,110	3,032,964
Notes payable and current portion of long-term debt	236,110	2,796,855
Long-term debt, less current portion	$ 0	$ 236,109